The Acquirers Fund
Schedule of Investments
July 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.4%
	Basic Materials - 6.7%
13,679	Nucor Corporation ^	$573,834
21,499	Steel Dynamics, Inc. ^	589,288
		1,163,122
	Consumer, Cyclical - 14.2%
7,194	Best Buy Company, Inc. ^	716,450
63,012	Fiat Chrysler Automobiles NV (a) ^	639,572
5,256	Lear Corporation ^	580,157
16,906	Southwest Airlines Company ^	522,226
		2,458,405
	Consumer, Non-cyclical - 10.3%
2,155	Biogen, Inc. (a) ^	591,957
8,459	ManpowerGroup, Inc. ^	581,895
3,249	Molina Healthcare, Inc. (a) ^	600,090
		1,773,942
	Energy - 2.9%
13,367	ConocoPhillips ^	499,792

	Financial - 47.1%
5,916	Allstate Corporation ^	558,411
23,134	Bank of America Corporation ^	575,574
10,481	Bank of Montreal ^	581,905
3,250	Berkshire Hathaway, Inc. - Class B (a) ^	636,285
15,929	Charles Schwab Corporation ^	528,047
10,114	Evercore, Inc. - Class A ^	559,304
11,585	First American Financial Corporation ^	590,951
107,134	First BanCorp Puerto Rico ^	582,809
1,456	First Citizens BancShares, Inc. - Class A ^	620,067
15,074	Popular, Inc. ^	559,396
7,212	Progressive Corporation ^	651,532
37,243	Radian Group, Inc. ^	555,666
8,591	Royal Bank of Canada ^	593,552
24,624	Synchrony Financial	544,929
		8,138,428
	Industrial - 9.5%
1,569	Lockheed Martin Corporation	594,604
7,933	Oshkosh Corporation ^	624,486
21,506	Spirit AeroSystems Holdings, Inc. - Class A ^	420,872
		1,639,962
	Technology - 9.7%
34,810	HP, Inc.	611,960
9,797	Intel Corporation	467,611
13,251	NetApp, Inc. ^	587,019
		1,666,590
	TOTAL COMMON STOCKS (Cost $18,936,431)	17,340,241

	SHORT-TERM INVESTMENTS - 0.1%
5,000	First American Government Obligations Fund, Class X - 0.08%*	5,000
5,000	First American Treasury Obligations Fund, Class X - 0.07%*	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS (Cost $18,946,431) - 100.5%	17,350,241
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,981,929) - (30.8)%	(5,322,283)
	Other Assets in Excess of Other Liabilities - 30.3%	5,237,037
	NET ASSETS - 100.0%	$17,264,995

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
^	All or a portion of the security has been segregated as collateral for securities sold short. As of July 31, 2020, the value of these securities amounts to $6,752,611 or 39.1% of net assets.
*	Rate shown is the annualized seven-day yield as of July 31, 2020.

The Acquirers Fund
Schedule of Securities Sold Short
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 30.8%
	Basic Materials - 1.1%
1,023	Quaker Chemical Corporation	$198,462

	Communications - 4.3%
2,159	Q2 Holdings, Inc. (a)	203,054
15,988	TEGNA, Inc.	188,339
4,306	ViaSat, Inc. (a)	163,456
2,136	Zendesk, Inc. (a)	194,696
		749,545
	Consumer, Cyclical - 1.7%
5,877	Delta Air Lines, Inc.	146,749
2,000	Wynn Resorts, Ltd.	144,860
		291,609
	Consumer, Non-cyclical - 8.4%
4,018	AMN Healthcare Services, Inc. (a)	220,749
3,941	Brink’s Company	174,783
4,019	Cantel Medical Corporation	189,898
2,586	Chegg, Inc. (a)	209,388
2,471	CONMED Corporation	203,956
36,741	Coty, Inc. - Class A	136,309
2,897	HealthEquity, Inc. (a)	149,369
6,036	Insmed, Inc. (a)	157,660
		1,442,112
	Financial - 5.9%
4,721	American Campus Communities, Inc.	168,256
3,184	Howard Hughes Corporation (a)	169,357
6,846	Hudson Pacific Properties, Inc.	161,360
1,684	Jones Lang LaSalle, Inc.	166,565
4,889	National Retail Properties, Inc.	173,315
11,848	TFS Financial Corporation	171,559
		1,010,412
	Industrial - 2.1%
6,273	Colfax Corporation (a)	182,419
3,565	II-VI, Inc. (a)	180,817
		363,236
	Technology - 3.1%
799	HubSpot, Inc. (a)	187,453
2,512	New Relic, Inc. (a)	178,126
943	Workday, Inc. - Class A (a)	170,608
		536,187
	Utilities - 4.2%
4,960	Avista Corporation	184,165
2,453	Consolidated Edison, Inc.	188,464
4,892	Hawaiian Electric Industries, Inc.	177,384
3,212	NorthWestern Corporation	180,707
		730,720
	TOTAL COMMON STOCKS (Proceeds $4,981,929)	5,322,283
	Total Securities Sold Short (Proceeds ($4,981,929)	$5,322,283

(a)	Non-income producing security.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Assets ^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,340,241	$-	$-	$17,340,241
Short-Term Investments	10,000	-	-	10,000
Total Investments in Securities	$17,350,241	$-	$-	$17,350,241

Liabilities ^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,322,283	$-	$-	$5,322,283
Total Securities Sold Short	$5,322,283	$-	$-	$5,322,283
^ See Schedule of Investments and Schedule of Securities Sold Short for breakout of investments by sector classification.

For the period ended July 31, 2020 the Fund did not recognize any transfers to or from Level 3.